WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 30.0%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$5,634,625
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	12,770,960
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	17,391,902
AT&T Inc., Senior Notes	2.250%	2/1/32	9,660,000	9,413,416
AT&T Inc., Senior Notes	2.550%	12/1/33	2,410,000	2,373,179
AT&T Inc., Senior Notes	3.100%	2/1/43	17,540,000	16,847,062
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	3,632,637
AT&T Inc., Senior Notes	3.500%	9/15/53	11,000	10,908
AT&T Inc., Senior Notes	3.550%	9/15/55	10,431,000	10,307,490
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	246,197
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,525,836
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,526,530
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,942,805
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	2,104,587
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	7,283,935
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	11,087,420
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,939,372
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,446,349
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	6,677,460
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	21,430,000	21,707,671
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	18,219,000	18,028,354	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	38,438,000	45,807,570
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,714,588
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	15,336,253

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	$6,606,000	$7,273,153
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	4,296,835
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	6,559,062
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	783,009
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	11,586,000	14,232,687
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	16,784,282
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	13,975,452

Total Diversified Telecommunication Services				293,661,586

Entertainment - 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	322,000	343,822
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	50,983
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,940,639

Total Entertainment				3,335,444

Interactive Media & Services - 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,719,357
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	3,176,123
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,601,419
Alphabet Inc., Senior Notes	2.050%	8/15/50	6,180,000	5,406,618
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	37,712,000	40,414,193	(a)
Tencent Holdings Ltd., Senior Notes	3.975%	4/11/29	2,000,000	2,194,736	(a)
Tencent Holdings Ltd., Senior Notes	2.390%	6/3/30	3,000,000	2,951,386	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	7,000,000	6,600,630	(b)

Total Interactive Media & Services				66,064,462

Media - 1.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	27,985,725
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	1,030,185
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	7,036,953

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	$25,297,000	$29,639,575
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,447,522
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	223,820
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,917,000	5,941,492
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,280,000	3,212,630	(c)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	3,369,066
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,621,488
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,349,891
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	8,229,250
Comcast Corp., Senior Notes	3.100%	4/1/25	440,000	470,935
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	7,097,172
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	5,227,260
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	3,177,142
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	30,816,422
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	4,319,385
Comcast Corp., Senior Notes	4.250%	10/15/30	14,767,000	17,209,165
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	5,037,946
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,571,376
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,898,938
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,574,707
Comcast Corp., Senior Notes	3.750%	4/1/40	920,000	1,034,769
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	732,807
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	6,965,287

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.450%	2/1/50	$2,820,000	$2,994,422
Comcast Corp., Senior Notes	2.800%	1/15/51	2,450,000	2,323,568
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	5,606,444	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	23,086,373
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,609,369
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	578,986
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,350,290
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	6,390,376
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	22,095

Total Media				228,182,831

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	4,533,000	4,628,903
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,230,250	1,315,445	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	7,349,707
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,466,181
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	1,640,000	1,654,127
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	15,420,000	17,034,385
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	4,900,000	4,920,665
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	18,270,000	17,930,248
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,710,362
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,020,000	4,863,533

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	$2,300,000	$2,228,672
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	6,580,000	7,561,884

Total Wireless Telecommunication Services				73,664,112

TOTAL COMMUNICATION SERVICES				664,908,435

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.0%††
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	952,198
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	5,754,686
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	945,031
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,167,151
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	1,064,557

Total Automobiles				9,883,623

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	11,342,553
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	1,046,170
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,729,056
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	8,062,686
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	4,348,135
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,731,253
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,659,125
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,692,127
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	8,858,229
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	4,596,656
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	7,473,285
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	873,786
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	10,899,942
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	8,148,678
Sands China Ltd., Senior Notes	5.400%	8/8/28	31,015,000	34,291,114
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,519,425	(a)
Sands China Ltd., Senior Notes	4.375%	6/18/30	12,760,000	13,340,835
Sands China Ltd., Senior Notes	3.250%	8/8/31	17,070,000	16,506,007	(a)

Total Hotels, Restaurants & Leisure				147,119,062

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,682,000	1,753,586
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	197,576

Total Household Durables				1,951,162

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	$26,048,000	$27,923,252
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	8,209,668
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	10,063,060
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	6,777,754
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,855,931
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	4,571,435
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	7,923,374
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	4,097,415
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	26,519,610
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	16,989,540
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	6,055,766
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	11,782,587	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	14,494,910	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	12,311,721	(a)

Total Internet & Direct Marketing Retail				162,576,023

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	684,492
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	7,012,456

Total Multiline Retail				7,696,948

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	4,428,167
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	858,829
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,636,988
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	5,282,110
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	966,158
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	10,096,068
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	8,957,615
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	3,284,043

Total Specialty Retail				38,509,978

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,936,780
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	6,499,204
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	6,412,188
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	3,089,601
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	1,307,578

Total Textiles, Apparel & Luxury Goods				21,245,351

TOTAL CONSUMER DISCRETIONARY				388,982,147

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	$13,236,000	$14,524,732
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	13,075,442
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,434,246
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	19,655,000	23,159,455
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,970,041
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	12,145,041
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	23,584,464
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,922,828
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	4,171,474
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	3,902,186
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	3,043,429
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,501,477
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	373,848
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,763,526
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	793,265
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	811,452
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	2,362,514
PepsiCo Inc., Senior Notes	4.000%	3/5/42	430,000	512,372
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,315,673
PepsiCo Inc., Senior Notes	3.625%	3/19/50	1,070,000	1,234,244
PepsiCo Inc., Senior Notes	3.875%	3/19/60	1,700,000	2,070,359

Total Beverages				126,672,068

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	11,575,682
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,779
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	5,093,569
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	351,379	425,302
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,027,143	4,701,621

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - (continued)
Walmart Inc., Senior Notes	1.500%	9/22/28	$4,090,000	$4,073,854
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	2,003,712

Total Food & Staples Retailing				27,883,519

Food Products - 0.3%
Danone SA, Senior Notes	2.077%	11/2/21	4,218,000	4,218,000	(a)
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,744,933	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,606,946	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,930,096
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,727,530
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	360,671
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	44,225
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,453,837	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	10,644,008	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	3,118,314	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,225,598	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	10,174,946

Total Food Products				52,249,104

Household Products - 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,983,151
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,292,754
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,755,585

Total Household Products				7,031,490

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,835,882
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	10,108,745
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,356,540
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,180,000	2,090,413
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	5,706,167
Altria Group Inc., Senior Notes	5.950%	2/14/49	19,034,000	24,141,116
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	921,312
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	19,134,907
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	3,158,354
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,767,000	5,983,842
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,652,455	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,567,000	1,571,946

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	$2,328,000	$2,375,903
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,727,523
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,980,875
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	4,315,153
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,660,988
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,372,293
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,934,763

Total Tobacco				107,029,177

TOTAL CONSUMER STAPLES				320,865,358

ENERGY - 5.7%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	192,000	210,375
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,290,082

Total Energy Equipment & Services				1,500,457

Oil, Gas & Consumable Fuels - 5.7%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	935,399
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	108,527
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	13,301,152
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	7,561,776
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	19,894,283
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	18,276,361
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	6,511,000	6,869,749
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	1,400,000	1,499,254
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	7,274,906
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	9,523,128
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	10,497,274
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,864,299
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	13,766,825

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	$1,240,000	$1,145,822
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	719,852
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	969,443
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,212,006
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	10,482,184	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	16,729,010	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,814,041
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,838,275
Chevron Corp., Senior Notes	2.978%	5/11/40	6,870,000	7,116,638
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	9,028,478
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	10,034,233
Chevron USA Inc., Senior Notes	5.250%	11/15/43	3,179,000	4,290,928
Chevron USA Inc., Senior Notes	5.050%	11/15/44	19,070,000	25,401,594
Chevron USA Inc., Senior Notes	4.950%	8/15/47	9,168,000	12,268,661
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,872,000	2,019,257
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	10,409,000	11,395,981
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	25,310,000	28,629,213
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	449,461
ConocoPhillips, Senior Notes	3.750%	10/1/27	4,894,000	5,468,845	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	18,303,000	21,088,666	(a)
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	766,176
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	2,023,125
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	3,047,789
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	16,230,413
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,770,000	4,227,113
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,211,979
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,090,719	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,647,426	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	13,600,000	16,973,148
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	10,826,423
Devon Energy Corp., Senior Notes	5.000%	6/15/45	19,033,000	22,352,265
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	2,685,000	2,820,219

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	$3,669,000	$3,930,935
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	9,602,000	10,275,099
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	4,010,000	4,166,898
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	5,681,332
Ecopetrol SA, Senior Notes	5.875%	5/28/45	61,615,000	62,325,113
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,957,267
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	7,361,212
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,303,487
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	7,830,010
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	2,189,388
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	4,384,571
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	23,578,026
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,719,733
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	626,735
Energy Transfer LP, Senior Notes	5.400%	10/1/47	4,761,000	5,682,605
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,862,000	14,295,233
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	11,391,437
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	5,007,773
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	19,613,803
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	658,923
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	677,458
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	2,076,681
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	493,925
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	6,232,714
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,960,000	2,403,939
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,957,334
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,100,000	13,885,946

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	$905,000	$982,404
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	226,618
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	15,292,221
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	7,714,876
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	22,038,011
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	693,360
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	18,675,166
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,181,095
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	13,740,533
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	6,911,818
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	2,376,457
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,276,646
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	3,507,453
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	4,260,410
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	14,902,039	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	13,080,030	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	3,611,806	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	366,077
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,950,137
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	155,022
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	861,216
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	1,002,057
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	673,052
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	174,091
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,988,796
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	21,324,143
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,500,000	14,672,460
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	1,187,167

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	$9,000,000	$9,996,732	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	3,002,058
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	4,184,968
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,950,075
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	4,815,268
MPLX LP, Senior Notes	5.200%	3/1/47	8,490,000	10,313,116
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	5,781,973
MPLX LP, Senior Notes	4.700%	4/15/48	7,707,000	8,915,135
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	3,243,172
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	699,490
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	696,785
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,606,610
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,259,370
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	11,791,706
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	11,059,935
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,767,283
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	18,406,780
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	5,182,857
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,576,604
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,654,680
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	3,190,509
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	4,406,909
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	8,565,636	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,333,798
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	31,874,906	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	$7,630,000	$7,634,502	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,695,658
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	4,607,459
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	3,364,630
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	10,668,145
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	3,912,429
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,866,645
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	6,980,787
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,160,000	15,726,234
Qatar Petroleum, Senior Notes	2.250%	7/12/31	30,800,000	30,546,516	(a)
Qatar Petroleum, Senior Notes	3.125%	7/12/41	17,500,000	17,525,025	(a)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	14,270,000	14,441,525	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	232,632	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	156,621	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	7,174,702
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	8,626,236
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	11,727,817
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,820,607
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	5,019,620
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,453,070
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	18,107,235
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	19,807,220	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	5,647,005
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	2,193,827	(a)

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	$17,006,000	$21,212,738
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	5,348,360
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	2,630,000	2,778,490
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	1,700,000	1,700,325	(d)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	8,550,378
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,793,813
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,962,611
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	32,059
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	9,747,646
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	4,386,000	5,261,901
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	8,344,478
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	2,436,953

Total Oil, Gas & Consumable Fuels				1,224,607,308

TOTAL ENERGY				1,226,107,765

FINANCIALS - 8.9%
Banks - 6.2%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,501,091	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,773,056
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	29,591,797
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.239%	4/12/23	2,149,000	2,178,737	(d)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,768,764
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,319,644
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,393,822
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,989,818
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	12,104,466
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	51,986,526	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,894,738	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	$15,760,000	$16,094,404	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,310,024	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	16,708,634	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,114,273	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	8,459,035	(d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	4,302,257	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	5,564,478	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	25,416,262	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	29,784,315	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	14,386,782	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,918,696
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,125,409
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,224,471
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	19,509,756

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	$3,000,000	$2,942,038	(d)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	13,186,336
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,442,912	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	7,171,139
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	5,270,000	5,311,992
Barclays PLC, Senior Notes	3.684%	1/10/23	11,060,000	11,158,952
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,699,435	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	9,061,980	(d)
BBVA USA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,711,147
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,627,092	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	9,011,637	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	9,076,729	(a)(d)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	12,399,739	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	17,630,984	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	10,372,108	(a)(d)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,928,136	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	5,019,520	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	7,191,228
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	12,998,084
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	5,271,231
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	8,963,822
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,163,070

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	$7,430,000	$7,576,849	(d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	5,052,827	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	56,980,000	58,114,128	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,533,527	(d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	19,645,109	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	20,279,293	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	10,350,498	(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,937,644
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	5,033,793
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	3,142,689
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,509,345
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	28,771,134
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	553,925
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	831,168
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	860,736
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,896,462
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	900,286
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,520,000	3,815,318
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	14,320,771
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	10,012,146
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	918,562
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,497,425	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	6,035,069	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	$3,743,000	$4,046,649	(a)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,302,763	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,734,976	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,756,480	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	11,384,802	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	5,177,370	(a)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,110,552
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	3,176,914
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	19,445,110	(d)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	11,473,039	(d)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,913,462	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	221,395
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,673,070
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,573,267	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,344,315	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	11,296,942	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	13,124,720	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	20,115,259	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	12,182,605	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	18,190,339	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	7,000,000	7,102,285	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	$5,000,000	$5,175,550	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	6,970,220	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	20,834,083	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,473,074	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	19,812,699	(d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	7,004,624	(d)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	6,514,844
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	11,057,774
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,621,177
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	11,184,053
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	7,933,480
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,888,469	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	3,196,767
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,263,668	(d)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	14,301,751	(d)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,730,442	(a)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	11,123,531
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,815,703

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	$1,791,000	$1,806,503
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	628,045	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	559,846	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,717,012	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,452,475
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,787,749
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	15,093,729
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	12,499,885
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	8,240,238
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	9,766,229
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	16,143,952	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	12,503,778	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	16,240,000	16,969,462	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	14,491,957	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	89,290,000	120,004,014	(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,883,217
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	142,760
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	14,468,814
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	571,158
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	2,058,149
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,856,022
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,664,244
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	19,096,485
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	16,450,114

Total Banks				1,339,453,330

Capital Markets - 2.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,947,221
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,502,803
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	42,428,783

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	$2,660,000	$2,868,250
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,797,269
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	457,000	513,621
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	2,070,806	(a)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	14,530,644	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	20,178,238	(a)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	11/1/21	22,000	21,763	(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	291,874
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,958,654
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,879,339
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,090,523
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,455,937
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	8,732,574
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	10,989,534
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,826,956
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	7,996,363
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	4,674,042
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,953,670	(d)
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	13,433,000	13,456,464	(d)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	2,537,304	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	9,864,454	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	25,732,905	(d)

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	$26,815,000	$30,323,558	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	1,158,867	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	9,366,709
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,365,828
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	23,516,070
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	439,965	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/1/21	1,430,000	0	*(e)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Junior
Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(f)(g)(h)(i)(j)
Lehman Brothers Holdings Inc.,
Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(g)(h)(i)(j)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	19,604,218	(d)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	7,000,000	6,883,889	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	21,360,000	22,037,061	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	26,432,449	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	8,248,030	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	5,238,431	(d)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,135,506
UBS AG, Senior Notes	1.750%	4/21/22	9,270,000	9,337,123	(a)
UBS AG, Senior Notes	4.500%	6/26/48	179,000	234,455	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	30,534,682	(a)(d)(e)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,251,898	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes	4.125%	9/24/25	$2,731,000	$3,018,514	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	12,683,751	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then3mo. USDLIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,266,299	(a)(d)

Total Capital Markets				436,377,294

Consumer Finance - 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,273
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	21,735,081
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	7,235,959	(a)(d)

Total Consumer Finance				28,981,313

Diversified Financial Services - 0.1%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.710%	12/21/65	3,743,000	3,125,405	(a)(d)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,340,712	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,870,044	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	655,469	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	9,807,872	(g)(h)

Total Diversified Financial Services				21,799,502

Insurance - 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	92	131	(a)(e)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	5,081,000	5,981,742
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	4,012,006
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	8,963,345
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	168,000	190,295
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,270,298
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,758,648	(a)

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	$20,670,000	$20,853,002	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	8,186,832
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,815,650	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	5,118,410	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,535,568	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	140,635	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	4,560,914	(a)

Total Insurance				80,387,476

TOTAL FINANCIALS				1,906,998,915

HEALTH CARE - 2.4%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	1,424,000	1,436,788
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,600,703
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,587,857
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	27,403,832
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,416,556
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,374,427
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,972,651
AbbVie Inc., Senior Notes	3.200%	11/21/29	33,920,000	36,571,033
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	279,424
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,269,000	15,737,331
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,560,405
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,876,151
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	868,267
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	4,994,451

Total Biotechnology				126,679,876

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	12,187,792
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,338,248
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	4,990,321
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	2,910,000	3,095,096
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	336,000	363,238

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	MATURITY RATE	FACE DATE	AMOUNT	VALUE

Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	$1,407,000	$1,755,721
Medtronic Inc., Senior Notes	3.500%	3/15/25	946,000	1,026,982
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	536,184

Total Health Care Equipment & Supplies				26,293,582

Health Care Providers & Services - 1.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	788,053
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	2,228,393
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,858,622
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,729,048
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,920,673
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	7,600,068
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	5,005,272
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,778,006
Cigna Corp., Senior Notes	4.375%	10/15/28	22,102,000	25,561,322
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	11,329,775
Cigna Corp., Senior Notes	4.900%	12/15/48	3,130,000	4,006,668
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	411,599
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	192,121
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,529,000	1,597,007
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	5,038,380
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	3,063,272
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	10,927,528
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	12,194,914
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	6,558,251
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	17,182,544
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	2,524,527
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	6,702,181
CVS Health Corp., Senior Notes	5.050%	3/25/48	11,548,000	14,890,689
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	4,895,033
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	689,226
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,310,978
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	4,160,684
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	12,802,822
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	957,737
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	306,954
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,624,000	2,637,841
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	950,000	971,562
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,253,021
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,409,411

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	$2,390,000	$2,406,475
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	945,072
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	5,338,195
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	807,357
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	5,237,660
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,207,187
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	2,019,008
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	3,123,077
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	4,807,545
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,030,000	6,055,599
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	7,635,063
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	789,344

Total Health Care Providers & Services				224,855,764

Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,371,558
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,234,300
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,822,293
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	2,245,000	2,476,518
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	7,299,000	7,961,311
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	17,176,000	19,045,261
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,311,000	1,764,286
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,000,000	3,852,615
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	389,944
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,721,031
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	9,316,598
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	10,637,660
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,464,074
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	8,094,082
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	4,233,651
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,748,421
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	7,374,627
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	6,118,009
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	5,350,012
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	13,300,119
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,754,405

Total Pharmaceuticals				137,030,775

TOTAL HEALTH CARE				514,859,997

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 2.1%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	$9,470,000	$9,484,683
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	24,160,472
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,458,249
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,680,135
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,868,027
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,604,422
Boeing Co., Senior Notes	5.150%	5/1/30	18,760,000	22,029,762
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	14,070,666
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	565,937
Boeing Co., Senior Notes	5.705%	5/1/40	8,710,000	11,081,942
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,685,420
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	26,986,762
Boeing Co., Senior Notes	5.930%	5/1/60	5,180,000	7,090,313
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	829,610
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,070,000	3,886,169
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	2,137,820
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,881,000	2,462,720
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,184,321
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	682,737
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	10,183,577
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,209,121
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	52,657,646
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	3,145,671
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,522,148
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,758,310
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	6,295,319
Raytheon Technologies Corp., Senior Notes	5.400%	5/1/35	18,000	23,504
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	1,022,304
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	5,890,167
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	12,245,018

Total Aerospace & Defense				252,902,952

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	$4,030,000	$4,065,952
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,474,989
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	12,608,074	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	12,383,359	(a)

Total Airlines				30,532,374

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	422,467
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	691,793

Total Building Products				1,114,260

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,634,682
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,560,309
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,818,220

Total Commercial Services & Supplies				10,013,211

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,761,244
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,974,698

Total Electrical Equipment				8,735,942

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	16,619,137
3M Co., Senior Notes	3.050%	4/15/30	771,000	834,195
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	4,024,805
General Electric Co., Senior Notes	3.450%	5/1/27	1,390,000	1,525,365
General Electric Co., Senior Notes	3.625%	5/1/30	7,870,000	8,750,832
General Electric Co., Senior Notes	6.750%	3/15/32	788,000	1,078,829
General Electric Co., Senior Notes	6.875%	1/10/39	3,995,000	5,961,168
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,748,370

Total Industrial Conglomerates				43,542,701

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	2,002,608
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	15,130,971
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	3,059,835

Total Machinery				20,193,414

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,474,057
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,631,248

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	2.400%	2/5/30	$6,030,000	$6,197,897
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	176,650	(a)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	3,436,492
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	7,521,870

Total Road & Rail				24,438,214

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,919,235

Transportation Infrastructure - 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	39,679,000	49,102,762	(a)

TOTAL INDUSTRIALS				445,495,065

INFORMATION TECHNOLOGY - 1.7%
IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,569,908
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	890,093
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	5,564,665
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	18,292,192
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	5,680,000	5,776,089
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	6,099,575
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	3,332,788
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,636,246
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	8,249,203

Total IT Services				72,410,759

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	8,473,439
Broadcom Inc., Senior Notes	4.150%	11/15/30	4,743,000	5,258,104
Broadcom Inc., Senior Notes	3.137%	11/15/35	27,860,000	27,819,491
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	256,703
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	931,811
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	5,503,776
Intel Corp., Senior Notes	4.750%	3/25/50	8,335,000	10,904,141
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	2,697,414
Micron Technology Inc., Senior Notes	2.497%	4/24/23	6,190,000	6,378,981
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	814,841
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	9,635,440
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	19,084,697
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	7,744,795
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	4,274,296	(a)

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	$9,000	$9,348
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	4,110,149
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	5,902,314
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	8,052,574

Total Semiconductors & Semiconductor Equipment				127,852,314

Software - 0.6%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	8,952,019
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,352,781
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,058,720
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,392,703
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	14,213,704
Microsoft Corp., Senior Notes	3.300%	2/6/27	24,180,000	26,758,562
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	127,151
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	4,835,086
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	2,818,558
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	181,600
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	939,865
Oracle Corp., Senior Notes	1.650%	3/25/26	20,110,000	20,404,181
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	22,654,513
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,614,157
salesforce.com Inc., Senior Notes	3.700%	4/11/28	9,212,000	10,346,942

Total Software				135,650,542

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	16,272,776
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	10,580,488
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	4,813,392

Total Technology Hardware, Storage & Peripherals				31,666,656

TOTAL INFORMATION TECHNOLOGY				367,580,271

MATERIALS - 1.7%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	19,106,275	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	24,740,000	24,940,963	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	5,205,746	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	14,281,154	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	13,601,250	(a)

Total Chemicals				77,135,388

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	$9,018,000	$9,682,356	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	6,098,516	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,439,626	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	1,016,785
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	11,705,221
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	399,139
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	10,487,045
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	15,417,873	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	33,500,000	34,067,108	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,393,713	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	160,768	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	3,050,580	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	13,008,949	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	6,620,985	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,355,092	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,668,000	40,630,825
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	9,264,349
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	33,527,000	39,661,938
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	8,946,795
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	7,459,209

Total Metals & Mining				226,866,872

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	44,945,000	52,799,139

TOTAL MATERIALS				356,801,399

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$3,923,000	$4,176,811	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,563,332	(a)

TOTAL REAL ESTATE				5,740,143

UTILITIES - 1.1%
Electric Utilities - 1.1%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	28,690,000	28,901,589	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	18,630,000	19,540,262	(a)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	367,073
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,519,406	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	7,118,000	7,995,507	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	27,500,000	27,076,363	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,785,933
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	4,288,224
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,572,837
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	3,824,000	3,982,237
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,746,276
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	16,580,278
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	34,241,371
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	2,406,331
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	7,901,839
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	10,340,000	10,324,522
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	3,085,944
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	4,000,000	3,810,348
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	830,000	767,120
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	1,940,000	1,768,210

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	$4,743,000	$5,146,155	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	7,764,540	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	17,940,965	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	14,926,000	18,459,731	(a)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,100,488

Total Electric Utilities				238,073,549

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,935,656
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	2,147,826

Total Multi-Utilities				5,083,482

TOTAL UTILITIES				243,157,031

TOTAL CORPORATE BONDS & NOTES (Cost - $6,151,037,843)				6,441,496,526

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.9%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	25,732,167

U.S. Government Obligations - 27.8%
U.S. Treasury Bonds	1.125%	8/15/40	105,880,000	91,147,791
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	60,630,708
U.S. Treasury Bonds	1.750%	8/15/41	40,900,000	39,110,625
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	90,771,504	(k)(l)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	119,257,360
U.S. Treasury Bonds	2.750%	8/15/47	83,502,000	94,804,126
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	75,394,481
U.S. Treasury Bonds	3.125%	5/15/48	115,130,000	140,116,808
U.S. Treasury Bonds	3.000%	2/15/49	14,520,000	17,361,609
U.S. Treasury Bonds	2.875%	5/15/49	17,300,000	20,243,703
U.S. Treasury Bonds	2.250%	8/15/49	285,550,000	296,079,656
U.S. Treasury Bonds	2.000%	2/15/50	83,730,000	82,284,350
U.S. Treasury Bonds	1.250%	5/15/50	435,750,000	356,617,120
U.S. Treasury Bonds	1.375%	8/15/50	511,075,000	431,419,167
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	192,207,309
U.S. Treasury Bonds	1.875%	2/15/51	301,450,000	287,555,039

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.375%	5/15/51	$165,215,000	$176,367,013
U.S. Treasury Bonds	2.000%	8/15/51	46,040,000	45,234,300
U.S. Treasury Notes	0.125%	7/15/23	290,000	289,451
U.S. Treasury Notes	0.250%	11/15/23	1,430,000	1,428,268
U.S. Treasury Notes	0.250%	5/31/25	192,870,000	189,660,524
U.S. Treasury Notes	0.250%	8/31/25	1,260,000	1,234,554
U.S. Treasury Notes	0.250%	9/30/25	1,880,000	1,840,123
U.S. Treasury Notes	0.250%	10/31/25	80,150,000	78,330,971
U.S. Treasury Notes	0.375%	11/30/25	19,590,000	19,220,392
U.S. Treasury Notes	0.375%	12/31/25	1,860,000	1,822,945
U.S. Treasury Notes	0.375%	1/31/26	1,920,000	1,879,200
U.S. Treasury Notes	0.500%	2/28/26	100,000,000	98,332,031
U.S. Treasury Notes	0.750%	3/31/26	49,120,000	48,782,300
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	47,232,405
U.S. Treasury Notes	0.625%	7/31/26	108,000,000	106,278,750
U.S. Treasury Notes	0.750%	8/31/26	50,000,000	49,472,656
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	31,916,245
U.S. Treasury Notes	0.625%	11/30/27	101,250,000	97,809,082
U.S. Treasury Notes	0.625%	12/31/27	93,399,000	90,130,035
U.S. Treasury Notes	0.750%	1/31/28	219,710,000	213,401,919
U.S. Treasury Notes	1.250%	3/31/28	25,960,000	25,967,099
U.S. Treasury Notes	1.250%	4/30/28	348,490,000	348,326,645
U.S. Treasury Notes	1.250%	5/31/28	177,810,000	177,573,847
U.S. Treasury Notes	1.250%	6/30/28	731,380,000	729,922,952
U.S. Treasury Notes	1.000%	7/31/28	148,530,000	145,675,439
U.S. Treasury Notes	1.125%	8/31/28	236,800,000	234,043,501
U.S. Treasury Notes	1.250%	9/30/28	159,450,000	158,789,778
U.S. Treasury Notes	1.625%	5/15/31	166,000,000	167,971,250
U.S. Treasury Notes	1.250%	8/15/31	304,060,000	296,719,803
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,212,000	2,211,870

Total U.S. Government Obligations				5,982,866,704

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,152,167,797)				6,008,598,871

MORTGAGE-BACKED SECURITIES - 18.3%
FHLMC - 3.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-9/1/51	107,654,491	113,984,262
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-2/1/51	64,094,015	68,788,056

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	35

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$107,928	$126,344
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-10/1/48	2,972,480	3,283,078
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-9/1/51	116,619,665	121,328,944
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-6/1/51	214,980,358	217,200,774
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47-3/1/50	34,380,308	37,423,517
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49-5/1/50	21,860,971	23,966,898
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.058%	3/1/47	3,924,807	4,057,613	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	13,571,943	15,035,648
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-11/1/48	6,794,570	7,564,431
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	395,040	457,467
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	225,638	258,648
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	8,904,514	9,621,881
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/34-9/1/48	56,529,230	60,462,648
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,574,901	1,771,506
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	132,978	157,052
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-7/1/48	35,692,223	39,185,059

Total FHLMC				724,673,826

FNMA - 12.3%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	686,182
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	18,437	18,821
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/41	6,206,180	7,297,795

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	$1,089,437	$1,247,292
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,126,210
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,192,625	2,410,901
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	1,973,329
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,327,343
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,795,430	9,239,921
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	190,840,641	210,244,430
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	590,856	692,200
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/49	59,140,673	65,643,247
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-9/1/50	286,631,467	307,088,821
Federal National Mortgage Association (FNMA)	2.680%	1/1/35- 2/1/35	2,200,000	2,362,893
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,393,575	3,673,334	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 9/1/51	458,052,034	487,646,606
Federal National Mortgage Association (FNMA)	5.500%	9/1/35- 9/1/56	3,116,172	3,645,193
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	4,940,252	5,004,628
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 8/1/51	274,026,142	285,409,836
Federal National Mortgage Association (FNMA)	1.500%	10/1/36	111,600,000	112,711,640	(m)
Federal National Mortgage Association (FNMA)	4.000%	7/1/42- 6/1/57	276,659,745	303,707,257
Federal National Mortgage Association (FNMA)	4.000%	2/1/47- 1/1/49	54,936,775	59,294,276	(c)
Federal National Mortgage Association (FNMA)	3.500%	9/1/47- 8/1/50	71,531,601	76,692,330	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	37

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.500%	8/1/48	$4,750,542	$5,207,836	(c)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-7/1/51	304,574,210	307,008,660
Federal National Mortgage Association (FNMA)	2.500%	9/1/51	700,000	734,070	(c)
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-11/1/51	206,600,000	212,803,524	(m)
Federal National Mortgage Association (FNMA)	3.000%	10/1/51-11/1/51	29,800,000	31,151,463	(m)
Federal National Mortgage Association (FNMA)	3.500%	10/1/51	15,000,000	15,872,168	(m)
Federal National Mortgage Association (FNMA)	2.000%	11/1/51	115,500,000	115,612,794	(m)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.823%)	1.961%	11/1/35	170,795	178,247	(d)

Total FNMA				2,651,713,247

GNMA - 2.6%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	21,869	23,712
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	2,201,684	2,514,675
Government National Mortgage Association (GNMA)	7.000%	1/15/24- 5/15/32	8,481	8,748
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,343,426	1,539,084
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	103,971	120,926
Government National Mortgage Association (GNMA)	5.000%	1/15/40	23,798	27,519
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	8,610,395	9,155,635
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	6,212,572	6,647,788
Government National Mortgage Association (GNMA)	4.000%	3/15/50	438,097	470,822
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,517,813	1,762,189

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	$366,672	$433,084
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	104,549,944	111,917,262
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 4/20/50	27,490,634	29,755,150
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/50	111,105,808	118,513,935
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-7/20/51	53,751,564	56,372,729
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	99,205,687	106,404,135
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	58,037,667	58,958,695
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	8,927,276	9,285,001
Government National Mortgage Association (GNMA) II	3.000%	10/1/51	34,800,000	36,360,563	(m)

Total GNMA				550,271,652

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,884,831,072)				3,926,658,725

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 8.4%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	0.466%	7/25/46	534,347	490,990	(d)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	0.985%	10/27/46	2,610,268	2,626,728	(a)(d)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.834%	11/15/30	11,340,000	11,522,080	(a)(d)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	0.234%	2/27/37	2,530,627	2,492,163	(a)(d)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	7,829,956
BANK, 2021-BN36 XA, IO	1.027%	9/15/64	44,371,000	2,907,357	(c)(d)
BANK, 2020-BN29 C	3.134%	11/15/53	1,930,000	1,950,435	(d)
Bear Stearns ARM Trust, 2004-9 24A1	3.021%	11/25/34	753,263	743,024	(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,841,222
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	13,822,322	(d)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.231%	4/15/54	22,138,553	1,880,714	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.334%	7/15/35	$21,879,000	$21,969,253	(a)(d)
BX Commercial Mortgage Trust, 2019- IMC A (1 mo. USD LIBOR + 1.000%)	1.084%	4/15/34	8,956,000	8,966,896	(a)(d)
BX Commercial Mortgage Trust, 2020- FOX A (1 mo. USD LIBOR + 1.000%)	1.084%	11/15/32	14,949,064	14,997,623	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.004%	10/15/36	10,551,012	10,581,636	(a)(d)
BX Commercial Mortgage Trust, 2020- VIV3 B	3.662%	3/9/44	7,530,000	8,099,675	(a)(d)
BX Commercial Mortgage Trust, 2020- VIVA D	3.667%	3/11/44	2,500,000	2,568,413	(a)(d)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,605,401	(d)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.518%	4/25/35	24,617	20,377	(d)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.014%	11/15/36	19,681,000	19,719,980	(a)(d)
CHT Mortgage Trust, 2017-CSMO B (1 mo. USD LIBOR + 1.400%)	1.484%	11/15/36	1,340,000	1,342,169	(a)(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,908,622
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	7,163,233
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	9,813,202
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,797,133	(d)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	18,357,589
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	10,269,000	10,986,518	(a)
Citigroup Mortgage Loan Trust, 2018- RP2 A1	3.500%	2/25/58	9,490,409	9,753,054	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.984%	11/15/37	57,485,286	57,667,330	(a)(d)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	4,246,326	(a)(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	469,828
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	414,206	(d)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Commercial Mortgage Trust, 2013-CR12 C	5.249%	10/10/46	$188,000	$188,427	(d)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	3,021,540	(a)(d)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.287%	3/10/47	13,530,569	298,526	(d)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	8,195,002	(d)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	9,771,000	10,135,189	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	8,478,884	(a)
Credit Suisse Mortgage Capital Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	1.434%	10/15/37	12,350,000	12,408,868	(a)(d)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	17,170,545	(d)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	15,209,315
CSMC Trust, 2019-RPL9 A1	2.961%	10/27/59	37,360,304	37,655,241	(a)(d)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.064%	5/15/36	24,332,000	24,430,372	(a)(d)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	10,545,631	10,691,673	(a)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	27,551,704	28,110,207	(a)(d)
CSMC Trust, 2015-12R 2A1	0.584%	11/30/37	5,540,772	5,541,115	(a)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	8,810,121	9,415,620	(a)(d)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	25,101,863	25,786,898	(a)(d)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	54,350,000	54,559,530	(a)(d)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	13,278,765	13,446,462	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.833%	7/25/47	22,776,653	23,177,650	(a)(d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	10,351,233	10,319,401	(a)(d)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	3,540,069	3,527,483	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	13,941,012	13,993,018	(a)(d)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	34,879,301	35,406,331	(a)(d)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	15,520,806	15,804,306	(a)(d)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	17,781,719	17,856,260	(a)(d)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	20,998,077	21,322,103	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	0.784%	6/15/34	$7,610,000	$7,617,794	(a)(d)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,409,053	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.536%	6/25/34	36,587	35,765	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.374%	4/15/36	3,844,293	3,466,824	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	5,102,364	5,199,144	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	1,014,713	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	1,370,331	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.546%	10/25/21	17,903	1	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.431%	12/25/26	269,362,312	4,097,243	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.493%	12/25/27	62,236,437	1,326,115	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	24,985,874	981,013	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	20,154,442	1,294,296	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	10,114,000	903,176	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	14,849,904	896,275	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	8,666,901	451,197	(d)

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.750%	10/25/26	$42,262,637	$1,179,398	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K741 X1, IO	0.657%	12/25/27	17,995,437	580,774	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.869%	3/25/28	18,497,741	742,466	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.638%	2/25/35	25,657,414	4,012,976	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.630%	5/25/35	7,463,033	1,233,453	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.447%	7/25/35	6,483,668	943,795	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,992,401	804,257	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.340%	6/25/27	7,837,027	370,111	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	7,659,124
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,305,287	1,518,836
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	1,378,425	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,953,653	2,215,867
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.206%	11/15/36	331,543	63,560	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.346%	2/15/37	875,627	176,551	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	43

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.946%	9/15/37	$670,505	$127,221	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.146%	1/15/40	183,488	35,791	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	639,838	707,431
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.866%	10/15/41	489,902	77,361	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.406%	12/15/41	332,698	71,981	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.966%	8/15/39	635,349	117,918	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.916%	8/15/42	855,161	142,169	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	622,673	61,758
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.116%	5/15/39	99,639	1,118	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,704,612	183,866
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.166%	9/15/42	549,110	69,837	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	870,570	41,368
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	281,583	6,115
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.866%	2/15/44	1,169,532	206,892	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.916%	5/15/44	429,897	80,025	(d)

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.672%	4/15/41	$575,151	$33,151	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	5,400,348	5,655,704
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	3,587,615	3,757,465
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	2,557,695	2,646,754
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,976,242	663,882
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	12,349,664	1,821,259
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	5,422,900	780,231
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	10,205,866	1,328,977
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	3,461,079	444,361
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	15,662,387	2,501,188
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,476,098	892,009
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	24,797,240	3,347,627	(g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	12,286,315	1,468,599	(g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.950%	12/25/50	7,878,816	7,884,058	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	215,024	12,640
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.016%	8/15/44	300,407	55,574	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.916%	12/15/46	4,662,640	818,668	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	$20,330,000	$20,850,696	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2B (1 mo. USD LIBOR + 3.450%)	3.536%	10/25/29	8,336,000	8,761,144	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M1 (30 Day Average SOFR + 0.650%)	0.700%	1/25/51	8,542,757	8,544,720	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.336%	7/25/29	14,336,350	14,346,595	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.767%	5/25/22	36,259,643	23,583	(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.645%	8/25/22	28,180,746	34,544	(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.541%	2/25/43	664,310	737,226	(d)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.104%	1/25/24	39,802,536	147,644	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.608%	7/25/22	13,934,024	12,928	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.577%	12/25/24	107,649,388	1,568,376	(d)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,900,000	2,064,409	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	1,076,000	1,178,317	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,256,709
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	2,366,417
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,648,000	4,037,379
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	4,586,061	5,138,613
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.946%	6/25/34	5,832,502	344,913	(d)

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.703%	6/25/29	$9,906,825	$369,455	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	235,834	250,765
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,595,150	6,061,693	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,709,539	2,840,872
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,583,681	1,655,762
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.560%	9/25/34	21,756,807	2,229,409	(d)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.634%	12/25/33	39,724,022	4,191,532	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.394%	4/25/40	399,952	80,415	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	2,546,763	2,709,347
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	630,714	726,577
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.614%	10/25/26	245,380	22,571	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	54,669	59,707
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.414%	4/25/42	866,626	173,241	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	575,506	672,054
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	231,849	282,987
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.564%	2/25/41	47,002	905	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	44,312	42,126
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.564%	3/25/42	780,461	127,652	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	47

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	$88,625	$84,195
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.514%	7/25/42	161,490	29,142	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	250,270	10,180
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	12/25/42	629,399	115,977	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	12/25/42	387,360	82,754	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,136,448	1,351,358
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,794,717	3,190,244
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	654,541	65,757
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	490,018	9,979
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	982,034	101,685
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	6/25/43	1,542,964	327,022	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.864%	12/25/43	3,129,763	599,487	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	9/25/41	1,303,607	151,921	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.692%	8/25/44	1,715,563	97,984	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	8/25/45	795,574	189,273	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.014%	10/25/57	9,074,536	1,863,230	(d)

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.114%	11/25/47	$2,790,065	$501,719	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,254,292	5,816,115
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	9,128,285	1,470,348
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	7,943,847	1,156,507
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,593,181	696,020
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	29,374,313	3,962,104
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	32,657,812	4,273,657
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	24,117,712	3,934,110
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	25,203,926	3,666,617
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	34,885,568	4,814,505
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	47,880,400	6,837,920	(g)
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	19,128,954	2,810,721
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	243,913	49,323
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	84,381	12,044
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	45,233	7,174	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	39,429	6,592	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	61,017	9,540
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	305,811	50,281
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	782,306	37,442
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	1,041,486	58,252

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	49

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	$842,179	$81,949
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	971,582	135,625
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	693,230	96,666
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	472,522	69,254
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,638,970	2,649,726	(a)(d)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.021%	10/25/36	17,302,868	3,360,736	(a)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	41,983,294	32,550	(a)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	349,566,103	2,342,110	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	2,152,830	2,177,987	(a)(d)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.393%	4/20/40	78,642	15,464	(d)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	591,568	603,454
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	202,981	209,738
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.463%	6/20/40	1,355,551	292,807	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.563%	1/20/40	73,041	3,284	(d)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	934,291	952,385
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.638%	3/20/60	1,207,631	1,213,389	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.088%	5/20/60	562,938	570,888	(d)

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.440%	8/20/58	$435,545	$435,960	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.470%	12/20/60	825,355	826,917	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.490%	12/20/60	1,337,629	1,340,544	(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.590%	1/20/61	1,004,133	1,008,481	(d)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.590%	12/20/60	1,132,887	1,138,369	(d)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.540%	2/20/61	919,258	922,379	(d)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	0.570%	3/20/61	1,434,308	1,440,153	(d)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.590%	3/20/61	1,153,379	1,157,907	(d)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.743%	4/16/53	12,869,935	147,049	(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.963%	3/20/42	1,478,125	325,736	(d)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.030%	3/16/49	3,632,249	6,524	(d)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	144,323	796
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	93,275	3,824
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	8/16/42	593,236	108,515	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.147%	2/16/53	6,857,048	38,307	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	51

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.115%	10/16/42	$599,625	$117,724	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.133%	10/16/48	68,550,829	479,732	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.385%	11/16/47	21,951,364	334,016	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.768%	11/16/47	4,513,744	4,697,874	(d)
Government National Mortgage Association (GNMA), 2013-145 XI, IO	0.001%	9/16/44	1,175,053	3,431
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.160%	2/16/46	6,102,188	159,317	(d)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.065%	6/16/43	387,068	33,462	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.320%	6/16/48	128,835	137,595	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.111%	2/16/48	1,369,860	15,885	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.705%	9/16/55	4,699,764	172,881	(d)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.113%	8/20/44	5,108,892	1,136,364	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	869,565	41,759
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.550%	8/16/54	11,515,479	248,277	(d)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.711%	4/16/55	19,453,854	604,241	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,762,657	275,123
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	9,300,863	1,648,450
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	10/16/46	1,758,486	491,668	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.521%	8/16/58	8,536,430	341,873	(d)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.611%	2/16/57	$10,558,882	$468,465	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.672%	7/16/58	6,617,027	281,574	(d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.530%	2/16/59	5,022,781	218,036	(d)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.583%	4/16/57	10,058,612	432,013	(d)
Government National Mortgage Association (GNMA), 2017-157 IO	0.668%	12/16/59	4,705,672	258,061	(d)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.535%	3/16/60	3,532,232	158,561	(d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.317%	11/20/67	597,099	50,490	(d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,733,236	1,837,696
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	1,421,427	1,452,028
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	0.390%	2/20/68	5,118,087	5,117,958	(d)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.390%	5/20/68	8,390,776	8,390,598	(d)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	0.390%	5/20/68	3,915,443	3,915,395	(d)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	4,007,936	4,097,769
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,799,600	3,966,285
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	215,545	216,366
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	10,773,863	1,421,712
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	3,494,494	539,738
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.870%	5/16/60	15,732,008	1,171,558	(d)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,914,237	525,082

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	53

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	$11,873,724	$1,595,308
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	5,732,357	773,903
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	5,341,463	746,832
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.970%	6/16/62	18,661,980	1,500,427	(d)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,858,597	531,042
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	5,548,381	767,190
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	18,072,880	2,507,359
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	39,795,373	4,290,825
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.914%	11/16/60	5,907,079	422,544	(d)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.967%	12/16/62	97,094,691	8,270,720	(d)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.237%	5/20/70	11,871,621	12,465,782	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.337%	4/20/70	9,777,307	10,086,628	(d)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.587%	7/20/70	3,271,581	3,301,160	(d)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.537%	7/20/70	3,815,659	3,843,598	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.537%	7/20/70	34,963,684	35,200,220	(d)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	24,788,027	4,772,545
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	17,048,022	1,257,271	(d)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.836%	5/16/63	17,454,096	1,354,445	(d)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	$14,896,158	$1,189,476	(d)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.418%	12/15/36	8,101,000	8,101,808	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.550%)	1.634%	9/15/31	26,400,000	23,352,606	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.750%)	2.834%	9/15/31	31,936,000	25,667,295	(a)(d)
GS Mortgage Securities Trust, 2013- GC16 B	5.161%	11/10/46	1,003,000	1,061,174	(d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	11,286,467
GS Mortgage Securities Corp. Trust, 2018-RIVR D (1 mo. USD LIBOR + 1.334%)	1.418%	7/15/35	11,033,000	10,566,892	(a)(d)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	0.827%	6/20/35	4,134,634	4,160,924	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.912%	9/25/35	15,159	14,455	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.699%	8/15/46	2,260,000	2,329,484	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	439,000	469,546	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.705%	9/15/47	1,379,000	1,361,978	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,847,188
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.834%	5/15/28	2,451,692	2,267,953	(a)(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	8,671,179	8,717,430	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	8,063,423	8,215,557	(a)(d)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	8,873,332	9,028,320	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond	1.892%	10/25/66	17,365,362	17,410,922	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond	1.750%	4/25/61	9,577,210	9,596,577	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	45,674	39,309	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	55

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.436%	5/25/35	$383,105	$206,235	(a)(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	0.826%	8/25/36	3,791,008	3,797,081	(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	2.737%	12/25/35	15,959	12,771	(d)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	2.100%	2/25/36	32,200	32,485	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,388,956	(d)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	0.934%	11/15/34	2,134,024	2,131,641	(a)(d)
Morgan Stanley Capital I Trust, 2019- BPR A (1 mo. USD LIBOR + 1.400%)	1.484%	5/15/36	19,362,000	19,203,987	(a)(d)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.189%	3/15/52	41,887,356	2,663,726	(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.565%	7/25/35	338,570	329,333	(d)
MRA Issuance Trust, 2021-14 A1Y	0.114%	2/15/22	19,470,000	19,492,813	(a)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.834%	2/16/22	25,680,000	25,695,891	(d)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.836%	2/16/22	40,590,000	40,640,478	(a)(d)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	6,556,460	(a)(d)
MSG III Securitization Trust, 2021-1 A (1 mo. USD LIBOR + 0.750%)	0.836%	6/25/54	36,200,000	36,224,381	(a)(d)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	130,734	132,915	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	15,901,588	(a)
New Residential Mortgage Loan Trust, 2015-2A A1	3.750%	8/25/55	7,080,731	7,490,786	(a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	5,247,048	5,633,063	(a)(d)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	7,552,764	8,099,110	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	7,819,190	8,344,662	(a)(d)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	$9,913,559	$10,609,592	(a)(d)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	13,234,957	14,311,192	(a)(d)
New Residential Mortgage Loan Trust, 2018-RPL1 A1	3.500%	12/25/57	12,076,013	12,448,657	(a)(d)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	13,647,408	14,511,447	(a)(d)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	15,469,939	16,287,030	(a)(d)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	17,960,000	18,014,480	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5, Step bond	5.476%	5/25/35	55,616	36,444
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	484,797	491,730	(a)(d)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	1.031%	7/26/37	987,857	996,737	(a)(d)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	31,319,200	31,616,632	(a)(d)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	10,251,874	10,258,355	(a)(d)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.584%	10/15/36	27,190,000	26,964,467	(a)(c)(d)
PFP V Sub Loan Trust, 2020-A A	3.087%	10/15/23	4,855,489	4,908,996	(a)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	248,832	248,409	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	13,697,484	13,214,609	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	7/25/56	10,780,000	10,833,900	(a)(d)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,200,000	22,927,576	(a)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	34,000,000	33,683,919	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	0.406%	10/25/35	197,683	198,062	(d)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,594,565	(d)
UBS Commercial Mortgage Trust, 2018-C15 C	5.291%	12/15/51	2,960,000	3,241,832	(d)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	36,575,810	(a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	2,261,799	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.514%	9/25/33	$6,862	$6,887	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	2.246%	9/25/36	82,141	78,297	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,317,119	1,339,600	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,189,211
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.230%	5/15/48	32,228,892	965,919	(d)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	8,141,848
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.684%	8/15/54	99,559,240	11,857,655	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	236,906	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.173%	3/15/47	7,478,632	138,276	(d)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,821,653	(d)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.174%	8/15/47	24,272,777	567,973	(d)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,767,520
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	6,207,646	(a)
ZH Trust, 2021-2 A	2.349%	10/17/27	31,870,000	32,029,309	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,790,645,508)				1,798,148,406

ASSET-BACKED SECURITIES - 6.1%
ABPCI Direct Lending Fund IX LLC, 2020-9A A1 (3 mo. USD LIBOR + 1.950%)	2.084%	11/18/31	15,770,000	15,803,775	(a)(d)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.634%	10/20/31	12,727,000	12,723,818	(a)(d)
AIMCO CLO Series, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	1.184%	4/20/34	400,000	400,299	(a)(d)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.524%	1/19/33	7,750,000	7,771,312	(a)(d)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.534%	10/17/31	5,980,000	5,987,475	(a)(d)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	1.139%	4/30/31	1,543,000	1,544,926	(a)(d)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.121%	7/25/32	$197,699	$197,950	(d)
Apidos CLO XXXV, 2021-35A A (3 mo. USD LIBOR + 1.050%)	1.249%	4/20/34	4,300,000	4,307,982	(a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	11,108,790	11,351,984	(a)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	18,740,000	18,765,404	(a)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	891,000	928,830	(a)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.046%	4/15/30	8,060,000	8,070,612	(a)(d)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	0.306%	5/25/36	100,867	35,958	(d)
Atrium IX, 9A AR2 (3 mo. USD LIBOR + 0.990%)	1.111%	5/28/30	1,090,000	1,090,843	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	18,657,604	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	31,935,616	(a)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	1.324%	4/18/33	4,650,000	4,661,352	(a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A A (3 mo. USD LIBOR + 1.350%)	1.484%	1/20/32	3,980,000	3,985,970	(a)(d)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.331%	11/20/30	930,000	930,621	(a)(d)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.061%	12/25/34	3,644,985	3,624,689	(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.314%	1/20/32	6,000,000	6,007,417	(a)(d)(o)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	13,745,312	13,795,388	(a)
BlackRock Elbert CLO V Ltd., 5A A1 (3 mo. USD LIBOR + 1.900%)	2.016%	12/15/31	13,640,000	13,672,251	(a)(d)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	1.318%	10/22/30	245,096	245,790	(a)(d)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.181%	11/20/28	1,168,137	1,169,473	(a)(d)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.206%	7/15/31	8,000,000	8,009,992	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	59

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.386%	4/15/34	$11,330,000	$11,372,007	(a)(d)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.516%	1/15/33	3,900,000	3,909,750	(a)(d)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.632%	12/27/39	2,155,289	2,195,230	(d)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	1.301%	7/15/34	5,980,000	5,987,485	(a)(d)
Canyon CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.450%)	1.576%	10/15/31	16,950,000	16,959,645	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.104%	4/17/31	4,486,360	4,491,968	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.179%	7/27/31	16,300,770	16,317,071	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.132%	7/28/28	5,544,672	5,551,602	(a)(d)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	1.726%	10/15/31	4,050,000	4,057,079	(a)(d)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.834%	4/20/29	6,605,000	6,624,890	(a)(d)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.230%	7/17/34	24,600,000	24,630,725	(a)(d)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.384%	7/20/30	1,000,000	1,001,386	(a)(d)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,925,091	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	1.926%	1/15/32	1,950,000	1,953,900	(a)(d)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.976%	10/15/31	7,690,000	7,688,077	(a)(d)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.144%	4/23/29	3,597,490	3,601,988	(a)(d)
Columbia Cent CLO 29 Ltd., 2020-29A A1N (3 mo. USD LIBOR + 1.700%)	1.834%	7/20/31	2,210,000	2,211,658	(a)(d)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	9,504,888	9,454,715	(a)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.766%	12/25/36	$228,126	$194,977	(a)(d)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	5.400%	2/3/29	3,394	2,679	(a)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	26,255,541	27,124,001	(a)(d)
CSMC Trust, 2017-RPL1 M1	2.998%	7/25/57	22,223,700	22,931,094	(a)(d)
Cumberland Park CLO Ltd., 2015-2A CR (3 mo. USD LIBOR + 1.800%)	1.934%	7/20/28	1,750,000	1,754,590	(a)(d)
DB Master Finance LLC, 2017-1A A2I	3.629%	11/20/47	2,171,250	2,190,297	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	8,161,215	8,662,240	(a)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.166%	4/15/34	8,351,000	8,353,405	(a)(d)
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.238%	5/20/34	38,900,000	38,948,425	(a)(d)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.026%	10/15/27	3,937,553	3,937,552	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.236%	11/25/69	5,253,158	5,368,244	(a)(d)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,323,018	1,421,939
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	358,363
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	3,197,000	3,327,209	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	24,311,966
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	2.138%	7/23/32	6,717,000	6,733,227	(a)(d)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.217%	7/20/34	12,950,000	12,968,678	(a)(d)
Goldentree Loan Management US CLO 4 Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	1.235%	4/24/31	4,350,000	4,351,090	(a)(d)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	1.421%	2/5/31	2,250,000	2,246,699	(a)(d)
Golub Capital Partners CLO 41 B Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	1.454%	1/20/34	6,720,000	6,753,016	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	61

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	1.854%	10/20/31	$10,568,000	$10,571,741	(a)(d)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	3.371%	5/5/32	1,250,000	1,251,992	(a)(d)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	1.651%	8/5/33	8,650,000	8,650,528	(a)(d)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.022%	12/20/29	17,350,000	17,308,541	(a)(d)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.136%	4/15/31	6,680,000	6,688,350	(a)(d)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.285%	1/27/31	16,929,969	16,938,336	(a)(d)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.394%	1/20/30	9,450,000	9,461,797	(a)(d)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.205%	7/25/27	340,504	340,674	(a)(d)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.484%	1/20/33	1,420,000	1,423,550	(a)(d)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	9,370,000	9,396,239	(a)(d)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	1.135%	6/16/36	4,200,000	4,214,494	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	9,430,000	9,406,425	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.360%)	0.446%	2/25/36	173,209	173,285	(d)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	1.496%	1/16/33	1,750,000	1,754,343	(a)(d)
JGWPT XXXIV LLC, 2015-1A B	4.250%	9/17/74	1,239,307	1,330,000	(a)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	1.926%	7/15/31	600,000	601,532	(a)(d)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.384%	1/20/29	8,257,352	8,261,481	(a)(d)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	1.934%	1/20/29	4,621,000	4,626,863	(a)(d)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	1.256%	10/16/30	$5,750,000	$5,774,123	(a)(d)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.446%	1/15/32	3,080,000	3,094,782	(a)(d)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.206%	7/16/31	3,728,000	3,729,863	(a)(d)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.366%	7/15/27	1,906,562	1,907,992	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	22,939,401	23,056,179	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	9,935,471	10,124,572	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	8,364,004	8,477,171	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	0.604%	1/21/31	29,826	29,658	(d)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.254%	10/18/31	7,100,000	7,108,719	(a)(d)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	1.234%	7/20/31	4,478,000	4,483,671	(a)(d)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	1.205%	11/15/28	4,917,000	4,922,802	(a)(d)
MAPS Trust, 2021-1A A	2.521%	6/15/46	11,475,360	11,564,409	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.726%	7/15/29	4,000,000	3,975,806	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	744,260	753,813	(a)(d)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.734%	10/20/30	6,090,000	6,100,445	(a)(d)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	1.684%	10/15/31	2,000,000	2,038,339	(a)(d)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	16,730,000	17,312,177	(a)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	11,508,865	11,679,020	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,279,295	2,292,309	(a)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	0.239%	8/27/36	20,000,000	19,629,950	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	63

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.686%	9/25/47	$8,719,468	$8,763,228	(a)(d)
Newark BSL CLO 2 Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	1.095%	7/25/30	2,780,000	2,780,311	(a)(d)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	9,657,581	9,748,614	(a)
Ocean Trails CLO, 2020-9A A2 (3 mo. USD LIBOR + 2.270%)	2.396%	10/15/29	5,135,000	5,137,567	(a)(d)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	1.996%	10/15/29	23,730,000	23,730,000	(a)(d)
Ocean Trails CLO X, 2020-10A A1 (3 mo. USD LIBOR + 1.550%)	1.676%	10/15/31	10,245,000	10,259,012	(a)(d)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.194%	1/20/31	10,810,000	10,817,124	(a)(d)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.456%	10/15/32	8,250,000	8,257,978	(a)(d)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.125%	2/14/31	13,480,000	13,489,436	(a)(d)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.384%	10/19/32	6,950,000	6,959,837	(a)(d)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.171%	5/23/31	5,330,000	5,327,898	(a)(d)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.465%	11/15/32	2,740,000	2,741,416	(a)(d)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.931%	5/20/31	3,100,000	3,104,954	(a)(d)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.934%	4/20/32	14,280,000	14,273,068	(a)(d)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.256%	7/20/34	31,620,000	31,622,776	(a)(d)
Pretium Mortgage Credit Partners LLC, 2020-RPL2 A1, Step bond	3.179%	6/27/69	18,645,567	18,710,393	(a)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	0.666%	5/25/46	5,179,177	5,176,417	(a)(d)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.214%	4/20/34	7,620,000	7,621,950	(a)(d)
Romark CLO III Ltd., 2019-3A A1 (3 mo. USD LIBOR + 1.370%)	1.496%	7/15/32	4,380,000	4,385,764	(a)(d)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	$4,609,922	$4,914,325
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	11,971,338	12,186,473
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.176%	7/15/28	4,301,077	4,301,295	(a)(d)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	1.246%	7/15/30	891,122	891,398	(a)(d)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.784%	10/20/31	24,190,000	24,623,917	(a)(d)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	0.276%	9/15/39	3,793,706	3,732,766	(d)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.786%	12/17/68	16,790,000	16,834,799	(a)(d)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	0.675%	10/25/64	1,897,421	1,915,413	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.084%	6/15/37	8,458,200	8,558,125	(a)(d)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	10,140,788	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	13,170,000	13,164,603	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	15,733,945	(a)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	17,556,561	(a)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	1.225%	7/26/31	649,000	648,875	(a)(d)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,886,861	1,905,463	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	0.886%	2/25/34	3,253,610	3,248,523	(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,821,605	4,070,469	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.086%	4/16/31	2,954,000	2,957,703	(a)(d)
TCI-Flatiron CLO Ltd., 2016-1A AR2 (3 mo. USD LIBOR + 1.150%)	1.284%	1/17/32	7,330,000	7,343,981	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.779%	10/13/29	5,426,000	5,417,083	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	65

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
THL Credit Lake Shore MM CLO I Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	1.826%	4/15/33	$6,500,000	$6,500,298	(a)(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	10,248,218	10,145,783	(a)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	18,083,008	18,507,622	(a)(d)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	19,042,196	(a)(d)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.834%	10/20/28	5,472,000	5,472,000	(d)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.425%	10/25/32	11,322,000	11,326,580	(a)(d)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	13,198,000	13,481,968	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,761,313	1,903,308
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,562,841	3,764,199
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.324%	10/18/31	8,300,000	8,310,375	(a)(d)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	1.174%	4/20/34	11,300,000	11,306,867	(a)(d)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.276%	10/15/31	27,280,000	27,314,100	(a)(d)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	1.228%	7/15/34	7,000,000	7,019,188	(a)(d)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.231%	7/24/32	3,910,000	3,918,211	(a)(d)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.875%	10/24/31	16,430,000	16,467,297	(a)(d)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,447,500	10,797,648	(a)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.616%	7/15/32	8,934,400	8,965,542	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,292,644,550)				1,310,304,690

SOVEREIGN BONDS - 4.5%
Brazil - 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	5,773,392

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Chile - 0.3%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	$26,080,000	$25,219,882
Chile Government International Bond, Senior Notes	3.100%	1/22/61	42,960,000	38,834,121

Total Chile				64,054,003

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	8,462,715
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	5,912,786
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	25,441,894
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	13,778,555
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	10,722,176
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	22,071,941

Total Colombia				86,390,067

India - 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,758,325	(a)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,221,087	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	255,556	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	333,557	(b)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	910,411	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	26,057,000	28,932,536	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	6,063,000	6,894,510	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	9,034,971	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	3,280,838	(b)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,233,000	7,787,438	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	$2,078,000	$2,443,820	(a)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	31,900,000	32,473,434

Total Indonesia				97,568,158

Israel - 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	24,680,000	26,272,354
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	14,727,375
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	5,378,289
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	3,335,700	(b)

Total Israel				49,713,718

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	29,694,397	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	27,583,000	30,572,749	(a)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	845,000	903,373
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	10,882,000	10,525,397
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	122,684
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	58,074,000	62,052,359
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	18,038,107

Total Mexico				91,641,920

Panama - 0.4%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,858,529
Panama Government International Bond, Senior Notes	2.252%	9/29/32	10,770,000	10,159,556
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	14,329,889
Panama Government International Bond, Senior Notes	4.500%	5/15/47	19,262,000	21,081,585

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - (continued)
Panama Government International Bond, Senior Notes	4.300%	4/29/53	$28,960,000	$30,743,357
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,257,630

Total Panama				83,430,546

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	12,100,000	12,004,410
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	11,619,000	15,713,129
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	6,910,000	6,723,085
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	17,088,000	23,192,517

Total Peru				57,633,141

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	5,749,000	5,875,898
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	28,455,000	30,723,831

Total Poland				36,599,729

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	15,556,000	16,382,537	(b)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,318,576	(b)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,202,000	25,281,417	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	33,046,000	42,584,166	(a)

Total Qatar				85,566,696

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	50,400,000	65,414,362	(b)

Saudi Arabia - 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	3,023,611	(a)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	24,896,998	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - continued
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	$4,140,000	$4,233,001	(b)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	59,010,000	59,388,844	(a)
Abu Dhabi Government International Bond, Senior Notes	3.000%	9/15/51	13,160,000	12,928,384	(a)

Total United Arab Emirates				101,447,227

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	39,694,000	45,994,629
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	24,083,237

Total Uruguay				70,077,866

TOTAL SOVEREIGN BONDS (Cost - $936,699,172)				966,359,907

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost - $598,802,459)			4,498,863	598,483,745

			FACE AMOUNT
U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	19,917,577	24,535,622
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	15,073,856	19,658,743

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $33,628,456)				44,194,365

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $122.75	10/22/21	14	14,000	4,156
U.S. Treasury 10-Year Notes Futures, Call @ $131.75	10/8/21	106	106,000	34,781
U.S. Treasury 10-Year Notes Futures, Call @ $132.25	10/8/21	105	105,000	16,406
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	10/8/21	105	105,000	9,844

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $131.50	10/22/21	636	$636,000	$397,500
U.S. Treasury 10-Year Notes Futures, Call @ $132.25	10/22/21	158	158,000	46,906
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	10/22/21	184	184,000	40,250
U.S. Treasury 10-Year Notes Futures, Put @ $132.00	10/8/21	210	210,000	131,250
U.S. Treasury 10-Year Notes Futures, Put @ $131.75	10/22/21	210	210,000	134,531
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	10/8/21	105	105,000	67,265
U.S. Treasury Long-Term Bonds Futures, Call @ $161.50	10/8/21	105	105,000	24,609
U.S. Treasury Long-Term Bonds Futures, Call @ $162.50	10/8/21	159	159,000	17,391
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00	10/22/21	318	318,000	486,938
U.S. Treasury Long-Term Bonds Futures, Call @ $159.50	10/22/21	212	212,000	271,625
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	10/22/21	127	127,000	134,938
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	10/22/21	1,568	1,568,000	1,102,500
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	10/22/21	819	819,000	358,313

TOTAL PURCHASED OPTIONS (Cost - $5,466,206)				3,279,203

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,947

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	$134,000	$218,800

TOTAL MUNICIPAL BONDS (Cost - $187,248)				222,747

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,846,110,311)				21,097,747,185

SHORT-TERM INVESTMENTS - 3.2%
U.S. GOVERNMENT AGENCIES - 0.0%††
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $2,389,958)	0.009%	10/15/21	2,390,000	2,389,991	(p)

			SHARES
MONEY MARKET FUNDS - 3.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $692,045,342)	0.010%		692,045,342	692,045,342	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $694,435,300)				694,435,333

TOTAL INVESTMENTS - 101.4% (Cost - $21,540,545,611)				21,792,182,518
Liabilities in Excess of Other Assets - (1.4)%				(306,733,849)

TOTAL NET ASSETS - 100.0%				$21,485,448,669

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of September 30, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of September 30, 2021.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(m)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Fund held TBA securities with a total cost of $528,306,602.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $698,052,759 and the cost was $698,045,342 (Note 2).

(p)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
ETF	—	Exchange-Traded Fund
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PJSC	—	Private Joint Stock Company
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	$99.13	789	$1,972,500	$(59,175)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.25	508	1,270,000	(19,050)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75	737	1,842,500	(142,794)
U.S. Treasury 5-Year Notes Futures, Call	10/22/21	123.00	807	807,000	(145,008)
U.S. Treasury 5-Year Notes Futures, Call	10/22/21	123.50	216	216,000	(11,813)
U.S. Treasury 5-Year Notes Futures, Call	11/26/21	123.00	1,782	1,782,000	(598,642)
U.S. Treasury 5-Year Notes Futures, Call	11/26/21	123.25	710	710,000	(166,406)
U.S. Treasury 5-Year Notes Futures, Put	10/22/21	122.00	216	216,000	(16,875)
U.S. Treasury 5-Year Notes Futures, Put	10/22/21	122.50	323	323,000	(65,609)
U.S. Treasury 5-Year Notes Futures, Put	10/22/21	123.25	538	538,000	(327,844)
U.S. Treasury 5-Year Notes Futures, Put	11/26/21	123.50	536	536,000	(494,125)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	131.50	106	106,000	(23,188)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	132.75	64	64,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	133.50	422	422,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	133.75	316	316,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	131.75	238	238,000	(119,000)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	132.00	556	556,000	(217,187)

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	$132.75	395	$395,000	$(61,719)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	133.00	608	608,000	(66,500)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	133.50	825	825,000	(38,672)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	134.00	1,566	1,566,000	(48,938)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	132.50	529	529,000	(256,234)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	134.00	1,265	1,265,000	(177,891)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	134.50	315	315,000	(29,531)
U.S. Treasury 10-Year Notes Futures, Put	10/22/21	132.00	421	421,000	(328,906)
U.S. Treasury 10-Year Notes Futures, Put	10/22/21	133.00	26	26,000	(39,000)
U.S. Treasury 10-Year Notes Futures, Put	11/26/21	132.50	211	211,000	(290,125)
U.S. Treasury 10-Year Notes Futures, Put	11/26/21	133.00	474	474,000	(814,687)
U.S. Treasury Long-Term Bonds Futures, Call	10/1/21	163.00	33	33,000	0 (a)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	163.00	267	267,000	(70,922)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	164.00	632	632,000	(98,750)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	165.00	1,157	1,157,000	(126,547)
U.S. Treasury Long-Term Bonds Futures, Call	10/22/21	166.00	210	210,000	(16,406)
U.S. Treasury Long-Term Bonds Futures, Call	11/26/21	164.00	853	853,000	(479,812)
U.S. Treasury Long-Term Bonds Futures, Call	11/26/21	166.00	159	159,000	(49,688)
U.S. Treasury Long-Term Bonds Futures, Put	11/26/21	162.00	422	422,000	(1,608,875)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $9,217,132)					$(7,009,919)

(a)	Value is less than $1.

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	4,181	6/23	$1,037,327,175	$1,037,044,787	$(282,388)
90-Day Eurodollar	1,033	9/23	255,839,607	255,641,675	(197,932)
90-Day Eurodollar	28,904	12/23	7,147,856,223	7,143,262,300	(4,593,923)
U.S. Treasury 5-Year Notes	36,043	12/21	4,448,148,518	4,423,996,754	(24,151,764)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy - (continued)
U.S. Treasury 10-Year Notes	2,761	12/21	$363,570,063	$363,373,498	$(196,565)
U.S. Treasury Ultra Long-Term Bonds	3,412	12/21	673,409,047	651,905,250	(21,503,797)

					(50,926,369)

Contracts to Sell:
90-Day Eurodollar	3,078	3/22	768,316,811	768,384,225	(67,414)
90-Day Eurodollar	14,923	12/21	3,722,360,027	3,724,407,725	(2,047,698)
U.S. Treasury 2-Year Notes	5,570	12/21	1,226,389,328	1,225,704,612	684,716
U.S. Treasury Long- Term Bonds	10,232	12/21	1,662,467,076	1,629,126,250	33,340,826
U.S. Treasury Ultra 10-Year Notes	585	12/21	86,641,209	84,971,250	1,669,959

					33,580,389

Net unrealized depreciation on open futures contracts					$(17,345,980)

At September 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$570,370,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(975)	$176,326
1,811,934,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(4,031,764)
402,966,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(1,008,527)	17,227,510
643,977,000	5/15/27	0.710% annually	Daily SOFR Compound annually	2,165,229	6,463,520
453,977,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	549,773	208,032
523,189,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(1,243,420)	(1,694,155)
165,060,000	7/20/45	0.560% annually	Daily SOFR annually	1,319,601	32,987,486

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$67,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	$11,346,033
	98,118,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	$3,838,081	17,204,516
	151,723,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	1,838,824	25,729,851
	42,338,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	233,208	5,672,883
	20,815,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	18,787	2,775,062
	49,130,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	289,275	2,164,924
	146,638,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	1,024,350	6,120,311
	133,742,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	817,126	(4,738,856)
	75,717,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,465,183)	2,570,502
	57,757,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(1,998,079)
	55,242,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	937,149	11,348,569
	80,924,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	395,975	12,180,510
	9,111,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	94,754	(443,731)
	27,352,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(3,419)	(1,221,910)
	79,176,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(352,877)	3,964,353

Total	$5,666,856,000				$9,447,731	$144,011,893

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2021 Quarterly Report	77

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$262,848	7/25/36	4.420% monthly	$26,592	$14,114	$12,478	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$3,497,419,750	12/20/26	1.000% quarterly	$82,783,925	$84,428,684	$(1,644,759)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

78	Western Asset Core Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

79

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

80

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,897,191,043	$9,807,872	$1,906,998,915
Other Corporate Bonds & Notes	—	4,534,497,611	—	4,534,497,611
U.S. Government & Agency Obligations	—	6,008,598,871	—	6,008,598,871
Mortgage-Backed Securities	—	3,926,658,725	—	3,926,658,725
Collateralized Mortgage Obligations	—	1,793,332,180	4,816,226	1,798,148,406
Asset-Backed Securities	—	1,310,304,690	—	1,310,304,690
Sovereign Bonds	—	966,359,907	—	966,359,907
Investments in Underlying Funds	$598,483,745	—	—	598,483,745
U.S. Treasury Inflation Protected Securities	—	44,194,365	—	44,194,365
Purchased Options	3,279,203	—	—	3,279,203
Municipal Bonds	—	222,747	—	222,747

Total Long-Term Investments	601,762,948	20,481,360,139	14,624,098	21,097,747,185

Short-Term Investments†:
U.S. Government Agencies	—	2,389,991	—	2,389,991
Money Market Funds	692,045,342	—	—	692,045,342

Total Short-Term Investments	692,045,342	2,389,991	—	694,435,333

Total Investments	$1,293,808,290	$20,483,750,130	$14,624,098	$21,792,182,518

Other Financial Instruments:
Futures Contracts††	$35,695,501	—	—	$35,695,501
Centrally Cleared Interest Rate Swaps††	—	$158,140,388	—	158,140,388
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$26,592	26,592

Total Other Financial Instruments	$35,695,501	$158,140,388	$26,592	$193,862,481

Total	$1,329,503,791	$20,641,890,518	$14,650,690	$21,986,044,999

81

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$7,009,919	—	—	$7,009,919
Futures Contracts††	53,041,481	—	—	53,041,481
Centrally Cleared Interest Rate Swaps††	—	$14,128,495	—	14,128,495
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,644,759	—	1,644,759

Total	$60,051,400	$15,773,254	—	$75,824,654

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended September 30, 2021. The following transactions were effected in such companies for the period ended September 30, 2021.

82

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$6,269,069	—	—	$6,269,000	6,269,000
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$6,000,000	6,000,000	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	1,125,377,450	5,559,339,376	5,559,339,376	5,992,671,484	5,992,671,484

	$1,131,646,519	$5,565,339,376		$5,998,940,484

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	—	$14,099	$(69)	—
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	49,378	7,417	$6,007,417
Western Asset Premier Institutional Government Reserves, Premium Shares	—	74,528	—	692,045,342

	—	$138,005	$7,348	$698,052,759

83